Emissions Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Emissions Liabilities
39.	Emissions Liabilities

(1)	The quantity of emissions rights allocated free of charge for each implementation year as of December 31, 2023 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated In 2024	Quantities allocated in 2025	Total
Emissions rights allocated free of charge(*)	1,385,433	1,602,751	1,443,977	1,300,465	1,300,465	7,033,091

(*)	The changes in quantity due to additional allocation, cancellation of allocation and others are considered.

(2)	Changes in emissions rights quantities the Group held are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Total
Beginning	—	—	306,575	306,575
Allocation at no cost	1,385,433	1,602,751	1,443,977	4,432,161
Purchase	—	213,609	—	213,609
Surrender or shall be surrendered	(1,421,570)	(1,515,595)	(1,657,664)	(4,594,829)
Borrowed	36,137	5,810	—	41,947

Ending	—	306,575	92,888	399,463

(3)	As of December 31, 2023, the estimated annual greenhouse gas emissions quantities of the Group are 1,657,664 tCO2-eQ.